Acquisitions - Schedule of Supplemental Proforma Acquired Franchisee Store (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 1,435,054	$ 1,184,374	$ 4,959,005	$ 6,022,669
Restaurant operating expenses	1,529,351	782,233	3,947,699	4,613,290
Total cost and expenses	6,791,607	1,997,570	8,613,010	9,608,515
Loss from Operations	$ (5,356,553)	$ (813,196)	(3,654,005)	(3,585,846)
Midtown Acquisition [Member] | Pro Forma [Member]
Revenues			5,822,310	7,190,901
Restaurant operating expenses			4,740,650	5,686,319
Total cost and expenses			9,405,961	10,681,544
Loss from Operations			(3,583,651)	(3,490,643)
Bronx Acquisition [Member] | Pro Forma [Member]
Revenues			6,045,035	7,434,802
Restaurant operating expenses			4,912,302	5,867,535
Total cost and expenses			9,577,613	10,862,760
Loss from Operations			$ (3,532,578)	$ (3,427,958)